Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 168,785	$ 152,785
Financial assets, at fair value	175,070	156,591
Invested assets	177,912	161,619
Investment properties	7,516	7,306
Other invested assets - non-financial assets	1,611	1,528
Other financial liabilities	1,136	956
Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	1,233	972
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Financial assets	13,527	9,575
Financial assets, at fair value	13,527	9,575
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	89,089	81,606
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	77,834	67,894
Financial assets, at fair value	77,834	67,894
Debt securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	11,255	13,712
Financial assets, at fair value	11,255	13,712
Equity securities
Disclosure of fair value measurement of assets [line items]
Financial assets	6,631	4,787
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	6,369	4,474
Financial assets, at fair value	6,369	4,474
Equity securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	262	313
Financial assets, at fair value	262	313
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Financial assets	49,946	48,222
Financial assets, at fair value	56,231	52,028
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial assets	2,160	1,548
Financial assets, at fair value	2,160	1,548
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	3,339	3,016
Financial assets, at fair value	3,339	3,016
Other invested assets | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	828	813
Financial assets, at fair value	828	813
Policy loans
Disclosure of fair value measurement of assets [line items]
Financial assets	3,265	3,218
Financial assets, at fair value	3,265	3,218
Financial assets | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	12,327	10,170
SPPI | Debt Securities, Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	11,159	13,602
SPPI | Mortgages and loans, supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	51,480	47,398
SPPI | Mortgages and loans, not supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 4,741	$ 4,315